SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
STATEMENTS OF INCOME
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Dividends from subsidiaries*	$224,179	$5,576	$929
Service fees from subsidiaries*	151,934	139,024	133,253
Net investment income (loss)	62,644	52,380	9,540
Realized investment gains (losses)	(248)	6,400	(1,114)
Other income	—	617	106

Total revenues	438,509	203,997	142,714

Expenses
Operating and administrative	82,759	75,725	67,669
Interest—subordinated debt	37,604	37,604	22,985
Interest—other	98,809	101,008	67,227

Total expenses	219,172	214,337	157,881

Income (loss) before income tax and other items below	219,337	(10,340)	(15,167)
Income tax (benefit) expense
Current	9,722	(14,021)	877
Deferred	(10,665)	7,545	(6,690)

Total income tax (benefit) expense	(943)	(6,476)	(5,813)
Income (loss) before minority interest	220,280	(3,864)	(9,354)
Equity in undistributed income (loss) of subsidiaries*	95,357	228,733	258,491

Net income(1)	$315,637	$224,869	$249,137

(1)
Excludes noncontrolling interests related to the Company's subs

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF COMPREHENSIVE INCOME
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Net income	$315,637	$224,869	$249,137

Total other comprehensive income	$677,594	$629,343	$1,368,884

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
BALANCE SHEETS
PROTECTIVE LIFE CORPORATION
(Parent Company)

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Assets
Fixed maturities	$36	$36
Equity securities	42,819	42,157
Surplus notes from affiliate	800,000	800,000
Investments in subsidiaries (equity method)*	5,000,384	4,201,761

Total investments	5,843,239	5,043,954
Cash	63,361	1,693
Receivables from subsidiaries*	23,884	20,370
Property and equipment, net	342	672
Goodwill	10,275	10,275
Income tax receivable	—	8,510
Deferred tax asset	10,478	—
Other	1	2

Total assets	$5,951,580	$5,085,476

Liabilities
Accrued expenses and other liabilities	$139,346	$109,602
Accrued income taxes	9,974	—
Deferred income taxes	—	9,667
Notes to affiliates	46,000	98,424
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743

Total liabilities	2,240,063	2,244,288

Commitments and contingencies—Note 3
Shareowners' equity
Preferred stock
Common stock	$44,388	$44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011—$2,856,511; 2010—$2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011—$589,132; 2010—$202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011—$(18,428); 2010—$(5,223))	(34,224)	(9,700)
Accumulated gain (loss)—derivatives, net of income tax: (2011—$(4,111); 2010—$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011—$(35,970); 2010—$(25,612))	(66,801)	(47,565)

Total shareowners' equity	3,711,517	2,841,188

Total liabilities and shareowners' equity(1)	$5,951,580	$5,085,476

(1)
Excludes noncontrolling interests related to the Company's subs

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
STATEMENTS OF CASH FLOWS
PROTECTIVE LIFE CORPORATION
(Parent Company)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$315,637	$224,869	$249,137
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	248	(6,400)	1,114
Equity in undistributed (net income) loss of subsidiaries*	(95,357)	(228,733)	(258,491)
Depreciation expense	330	399	434
Receivables from subsidiaries*	(3,514)	17,992	(5,520)
Income tax receivable	8,510	(8,510)	1,573
Deferred tax asset	(10,478)	—	—
Deferred income taxes	(9,667)	10,729	(6,978)
Accrued income taxes	10,836	(1,664)	639
Accrued expenses and other liabilities	29,531	515	36,743
Other, net	10,703	7,643	(3,244)

Net cash provided by operating activities	256,779	16,840	15,407

Cash flows from investing activities
Sale of investments, available-for-sale	—	214	(175)
Purchase of and/or additional investments in subsidiaries*	(25,661)	(12,979)	(174,496)
Redemption (purchase) of non-recourse funding obligations	—	180,000	(850,000)
Change in other long-term investments	—	—	10,593
Change in short-term investments, net	—	7,750	(4,789)

Net cash (used in) provided by investing activities	(25,661)	174,985	(1,018,867)

Cash flows from financing activities
Borrowings	45,000	132,000	1,052,000
Principal payments on line of credit arrangements and debt	(26,852)	(275,000)	(122,000)
Issuance of common stock	—	—	132,575
Repurchase of common stock	(82,671)	—	—
Payments to affiliates*	(52,424)	(887)	(6,428)
Dividends to shareowners	(52,503)	(46,250)	(37,339)
Other financing activities, net	—	—	(18,380)

Net cash (used in) provided by financing activities	(169,450)	(190,137)	1,000,428

Change in cash	61,668	1,688	(3,032)

Cash at beginning of year	1,693	5	3,037

Cash at end of year	$63,361	$1,693	$5

SCHEDULE II—CONDENSED FINANCIAL INFORMATION
OF REGISTRANT
PROTECTIVE LIFE CORPORATION
(Parent Company)
NOTES TO CONDENSED FINANCIAL INFORMATION

        The Company publishes consolidated financial statements that are its primary financial statements. Therefore, this parent company condensed financial information is not intended to be the primary financial statements of the Company, and should be read in conjunction with the consolidated financial statements and notes, including the discussion of significant accounting policies, thereto of Protective Life Corporation and subsidiaries.

1. BASIS OF PRESENTATION

Nature of Operations

        Protective Life Corporation ("the Company" or "PLC") is a holding company whose subsidiaries provide financial services through the production, distribution, and administration of insurance and investment products.

        The accompanying condensed financial statements of the Company should be read in conjunction with the consolidated financial statements and notes thereto of Protective Life Corporation and subsidiaries included in this Current Report on Form 8-K filed with the Securities and Exchange Commission.

        On January 1, 2012, the Company retrospectively adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. Accordingly, the Company has revised its financial information and accompanying notes included herein.

        Also on January 1, 2012, the Company retrospectively adopted ASU No. 2011-05. This Update requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of this Update do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. Accordingly, the retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements and the presentation of a statement of comprehensive income within the condensed financial information of the Registrant.

2. DEBT AND OTHER OBLIGATIONS

Debt and Subordinated Debt Securities

        Debt and subordinated debt securities are summarized as follows:

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743

        During the year ended December 31, 2011, the Company's Medium-Term Notes of $9.9 million matured and were paid in full, along with applicable accrued interest.

        For the next five years, the Company's future maturities of debt, excluding notes payable to banks, and subordinated debt securities are $250.0 million in 2013, $150.0 million in 2014, and $1,474.7 million thereafter.

        Under a revolving line of credit arrangement, the Company has the ability to borrow on an unsecured basis up to an aggregate principal amount of $500 million (the "Credit Facility"). The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrue interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of the Company's senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the full amount of any obligations for borrowings or letters of credit, including those of PLICO, under the Credit Facility. The maturity date on the Credit Facility is April 16, 2013. There was an outstanding balance of $170.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of December 31, 2011. The Company was not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2011.

        The Company has also accessed capital from subordinated debt securities issued to wholly owned subsidiary trusts. Securities currently outstanding were offered through a series of trusts (PLC Capital Trust III, PLC Capital Trust IV, and PLC Capital Trust V). These trusts were formed solely to issue preferred securities (TOPrS) and use the proceeds thereof to purchase the Company's subordinated debentures. The sole assets of the trusts are these subordinated debt securities. The Company irrevocably guarantees the principal obligations of the trusts. Under the terms of the subordinated debentures, the Company has the right to extend interest payment periods up to five consecutive years. Consequently, dividends on the preferred securities may be deferred (but will continue to accumulate, together with additional dividends on any accumulated but unpaid dividends at the dividend rate) by the trusts during any such extended interest payment period.

        In May 2003, the Company closed on offerings of $250.0 million of 4.30% Senior Notes due in 2013. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. Under the terms of the Senior Notes, interest is payable semi-annually on June 1 and December 1 of each year, commencing on December 1, 2003.

        In October 2004, the Company closed on offerings of $150.0 million of 4.875% Senior Notes due in 2014. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. Under the terms of the Senior Notes, interest is payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2005.

        In connection with the Chase Insurance Group acquisition, on July 3, 2006, the Company issued $200.0 million of 7.25% Capital Securities due 2066 (the "Capital Securities"), from which net proceeds of approximately $193.8 million were received. Under the terms of the Capital Securities, the Company has the option to defer interest payments, subject to certain limitations, for periods of up to five consecutive years. The Capital Securities are redeemable at the Company's option on or after June 30, 2011.

        In December 2007, the Company issued a new series of debt securities of $150.0 million of 6.40% Senior Notes due 2018 (the "Senior Notes"), from which net proceeds of approximately $148.7 million were received. Under the terms of the Senior Notes, interest on the Senior Notes is payable semi-annually in arrears on January 15 and July 15. The maturity date is January 15, 2018.

        On October 9, 2009, the Company closed on offerings of $400 million of its senior notes due in 2019, $100 million of its senior notes due in 2024, and $300 million of its senior notes due in 2039, for an aggregate principal amount of $800 million. These senior notes were offered and sold pursuant to the Company's shelf registration statement on Form S-3. The Company used the net proceeds from the offering of the Notes to purchase $800 million in aggregate principal amount of newly-issued surplus notes of Golden Gate. Golden Gate used a portion of the proceeds from the sale of the surplus notes to the Company to repurchase, at a discount, $800 million in aggregate principal amount of its outstanding Series A floating rate surplus notes that were held by third parties. This repurchase resulted in a $126.3 million pre-tax gain, net of deferred issue costs. As a result of these transactions, the Company is the sole holder of the total $800.0 million of outstanding Golden Gate surplus notes, which is eliminated at the consolidated level.

Interest Expense

        The Company uses interest rate swap agreements to convert a portion of our debt from a fixed interest rate to a floating rate. These interest rate swap agreements do not qualify as hedges of the corresponding long-term debt or subordinated debt securities. Interest expense on long-term debt, subordinated debt securities, and short-term debt totaled $136.4 million, $138.6 million, and $90.2 million for the year ended December 31, 2011, 2010, and 2009, respectively. The $2.2 million decrease in 2011 as compared to 2010, primarily related to the decrease in the balance on a note with an affiliate and the repayment of the medium term notes.

3. COMMITMENTS AND CONTINGENCIES

        The Company has entered into indemnity agreements with each of its current directors that provide, among other things and subject to certain limitations, a contractual right to indemnification to the fullest extent permissible under the law. The Company has agreements with certain of its officers providing up to $10 million in indemnification. These obligations are in addition to the customary obligation to indemnify officers and directors contained in the Company's governance documents.

        The Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term, the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2012	$737
2013	735
2014	75,070

        In connection with the issuance of non-recourse funding obligations by Golden Gate Captive Insurance Company ("Golden Gate"), a wholly owned subsidiary of Protective Life Insurance Company ("PLICO") PLC's largest subsidiary, the Company has agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principal and interest on the notes). In addition, the Company has entered into certain support agreements with Golden Gate obligating the Company to make capital contributions to Golden Gate or provide support related to certain of Golden Gate's expenses and in certain circumstances, to collateralize certain of the Company's obligations to Golden Gate.

        In connection with the issuance of non-recourse funding obligations by Golden Gate II Captive Insurance Company ("Golden Gate II") a wholly owned subsidiary of PLICO, PLC's largest subsidiary, the Company has entered into certain support agreements with Golden Gate II obligating it to provide support payments to Golden Gate II under certain adverse interest rate conditions and to the extent of any reduction in the reinsurance premiums received by Golden Gate II due to an increase in the premium rates charged to PLICO under its third party yearly renewable term reinsurance agreements that reinsure a portion of the mortality risk of the policies that are ceded to Golden Gate II. In addition, the Company has entered into a support agreement with Golden Gate II obligating it to pay or make capital contributions to Golden Gate II in respect of certain of Golden Gate II's expenses and in certain circumstances to collateralize certain of the Company's obligations to Golden Gate II. In addition, at the time Golden Gate II sold surplus notes for deposits into certain Delaware Trusts (the "Trusts") which in turn issued securities (the "Securities"), the Company agreed, under certain circumstances, to make certain liquidity advances to the Trusts not in excess of specified amounts of assets held in a reinsurance trust of which PLICO is the beneficiary and Golden Gate II is the grantor in the event that the Trusts do not have sufficient funds available to fully redeem the Securities at the stated maturity date. The obligation to make any such liquidity advance is subject to it having a first priority security interest in the residual interest in such reinsurance trust and in the surplus notes.

        Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary of PLICO, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of West Coast Life Insurance Company ("WCL"). The LOC balance increased during 2011 in accordance with the terms of the Reimbursement Agreement. The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011, to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. The LOC balance was $560 million as of December 31, 2011. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $610 million in 2013. The term of the LOC is expected to be 12 years, subject to certain conditions including capital contributions made to Golden Gate III by one of its affiliates. The LOC was issued to support certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement originally effective April 1, 2010, and subsequently amended and restated as of October 1, 2011. The Company entered into a letter agreement (the "Letter Agreement") with UBS, originally dated as of April 23, 2010, and subsequently amended and restated as of November 21, 2011, with respect to the Reimbursement Agreement. Pursuant to the terms of the Letter Agreement, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement and a related Fee Letter between PLC and UBS, dated as of November 21, 2011.

        Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary of PLICO, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance has increased, in accordance with the terms of the Reimbursement Agreement, each quarter of 2011 and was $455 million as of December 31, 2011. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years. The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement originally effective October 1, 2010, which was subsequently amended and restated as of July 1, 2011. The Company entered into a letter agreement (the "Letter Agreement") with UBS, dated as of December 10, 2010, with respect to the Reimbursement Agreement. Pursuant to the terms of the Letter Agreement, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement and a related Fee Letter between PLC and UBS, dated as of December 10, 2010.

4. SHAREOWNERS' EQUITY

        Activity in the Company's issued and outstanding common stock is summarized as follows:

	Issued Shares	Treasury Shares	Outstanding Shares
Balance, December 31, 2008	73,251,960	3,346,153	69,905,807
Shares issued	15,525,000	—	15,525,000
(Reissuance of)/deposits to treasury stock	—	(149,996)	149,996

Balance, December 31, 2009	88,776,960	3,196,157	85,580,803
(Reissuance of)/deposits to treasury stock	—	(87,174)	87,174

Balance, December 31, 2010	88,776,960	3,108,983	85,667,977
(Reissuance of)/deposits to treasury stock	—	3,998,782	(3,998,782)

Balance, December 31, 2011	88,776,960	7,107,765	81,669,195

        Shareowners have authorized 4,000,000 shares of Preferred Stock, $1.00 par value. Other terms, including preferences, voting, and conversion rights, may be established by the Board of Directors. None of these shares have been issued as of December 31, 2011.

5. SUPPLEMENTAL CASH FLOW INFORMATION

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash paid during the year for:
Interest paid on debt	$136,590	$125,149	$75,843
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	(8,882)	(3,124)	(921)
Noncash investing and financing activities:
Change in unallocated stock in ESOP	—	—	474
Stock-based compensation	12,517	9,562	3,567

6. DERIVATIVE FINANCIAL INSTRUMENTS

        In July 2007, the Company entered into an interest rate floor agreement and also a yearly-renewable-term reinsurance rate cap agreement with Golden Gate II. At that time, the Company received, as consideration for its participation in these agreements, a one-time payment of $6.8 million from Golden Gate II. The floor agreement obligates the Company to pay Golden Gate II the excess, if any, of a specified amount of net investment income per the agreement over its actual net investment income. The cap agreement obligates the Company to pay Golden Gate II the excess, if any, of its actual reinsurance cost with third-party reinsurers over a specified cost per the agreement. Each of these agreements expire on July 10, 2052.

        As of December 31, 2011 and 2010, the Company included in its balance sheets a combined liability for these two agreements of $6.4 million and $6.7 million, respectively. During the years ended December 31, 2011 and 2010, the Company included in its statements of income unrealized gains of $0.3 million and $4.8 million, respectively.